INTEREST INCOME (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
INTEREST INCOME
Schedule of interest income

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)

Interest income from:
Margin financing	786,095	766,722
Securities lending	233,929	182,124
Bank deposits	88,916	196,807
Bridge loan	—	48,235
IPO financing	160,000	750
Other financing	—	1,023
Total	1,268,940	1,195,661

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Interest income from:
Margin financing	1,254,098	1,193,838
Bank deposits	143,669	496,066
Securities lending	307,435	292,095
Bridge loan	—	91,503
IPO financing	195,406	1,870
Other financing	—	1,112
Total	1,900,608	2,076,484